MERRILL LYNCH
                                                              NEW JERSEY
                                                              MUNICIPAL
                                                              BOND FUND

                                [GRAPHIC OMITTED]

                                                    STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 2000

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended January 31, 2000, continued strong domestic growth, gradual improvement in foreign economies and investor concerns regarding future inflationary pressures pushed long-term fixed-income bond yields higher. The Federal Reserve Board continued to raise short-term interest rates in August and November 1999 as well as just after the period's close, seeking to moderate US economic growth and maintain the existing benign inflationary environment. US economic growth, in part intensified by Year 2000 preparations, grew 5.8% during the last fiscal quarter of 1999 and had an annual rate of 4.1% for 1999. A number of inflationary indicators have also begun to signal some increase in price pressures.

However, most investors believe that the Federal Reserve Board will be extremely vigilant in preventing such pressures from any material escalation. US Treasury bond yields responded by rising approximately 60 basis points (0.60%) by mid-January 2000. A strong rally, largely based upon an expected signi-ficant reduction in the future supply of US Treasury 30-year maturity bonds, pushed yields lower to 6.50% at January 31, 2000. Over the last six months, yields on 30-year US Treasury bonds rose approximately 40 basis points.

The tax-exempt bond market was also under pressure throughout the entire period. Despite receiving more than $30 billion in coupon payments, bond maturi-ties and proceeds from early redemptions in December and January, overall investor demand has diminished. It is likely that the returns generated by the US equity market have continued to attract investor attention and have left little demand for competing investment alternatives. At January 31, 2000, the long-term tax-exempt revenue bond yield, as measured by the Bond Buyer Revenue Index, was 6.34%, an increase of nearly 70 basis points over the last six months.

Issuance by municipalities has significantly declined in recent months. Over the last six months, less than $100 billion in long-term tax-exempt bonds were issued, representing a decline of over 20% compared to the same period a year ago. During the last three months, less than $45 billion in long-term bonds were issued by various municipalities. This most recent quarterly issuance is 30% below the level of the January 31, 1999 quarter. Additionally, during January 2000, less than $8 billion in municipal debt was underwritten, down more than 50% from January 1999 levels. This represents the lowest monthly issuance in over five years. Toward the end of 1999, consensus estimates for 2000 annual issuance were in the $210 billion-$215 billion range. January's underwritings, as well as those expected to be issued in the near future, have led some analysts to revise their forecasts to the $190 billion range.

We believe an overall reduction in bond supply in the coming year should help support the municipal bond market's overall technical position. While tax-exempt bond yields, which are at their highest level in over three years, have attracted significant retail investor interest, institutional demand declined sharply. Long-term municipal mutual funds have seen consistent outflows in recent months as the yields of individual securities rose faster than those of larger, more diverse mutual funds. During the six months ended January 31, 2000, tax-exempt mutual funds have had net redemptions of approximately $9 billion. Also, the demand from property and casualty insurance companies has weakened as a result of the losses and anticipated losses incurred from a series of damaging storms across much of the eastern United States. Additionally, many institutional investors who have in recent years been attracted to the municipal bond market by historically attractive tax-exempt bond yield ratios of over 90%, found other asset classes even more attractive. Even with a reduced supply position, tax-exempt issuers have been forced to repeatedly raise municipal bond yields in an attempt to attract adequate demand. We believe a reduced bond supply going forward is likely to promote a more closely balanced supply/demand structure and foster a more stable tax-exempt interest rate environment.

Looking ahead, it appears to us that long-term tax-exempt bond yields will remain under pressure, trading in a broad range centered around current levels.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Investors are also likely to remain concerned regarding future action by the Federal Reserve Board in early 2000. Any improvement in bond prices may be contingent upon weakening in both US employment growth and consumer spending. The 100 basis point rise in US Treasury bond yields seen thus far could negatively affect US economic growth. The US housing market is likely to be among the first sectors to be affected, as some declines have already been evidenced because of higher mortgage rates. We believe it is also unrealistic to expect double-digit returns in US equity markets to continue indefinitely. Much of the US consumer's wealth is tied to recent stock market appreciation. Any slowing in these incredible growth rates may reduce consumer spending. We believe that these factors suggest that the worst of the recent increase in bond yields has passed and stable, if not slightly improving, bond prices may be expected.

Portfolio Strategy

For the six months ended January 31, 2000, we managed the Fund with the intent of sustaining an attractive level of tax-exempt income. Unfortunately, strong economic activity and the fear of additional increases in short-term interest rates by the Federal Reserve Board caused long-term interest rates to increase significantly. Even though yields on US Treasury securities rose by about 40 basis points and yields on municipal bonds rose by about 70 basis points, we believe there are reasons to be optimistic going forward.

A significant amount of negative news has been built into the market by investors. Therefore, we believe interest rates are much higher than they should be relative to the low inflationary environment. Also, the dramatic rise in interest rates has allowed newly issued bonds to be created with a much higher coupon structure than what was available when interest rates were at historic lows. As a result, our strategy has been concentrated on selling the lower coupon bonds that were purchased earlier in 1999 and purchasing higher coupon bonds that enhance the tax-exempt income of the Fund. At the same time, this strategy should serve to limit any additional interest rate volatility the Fund may experience.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch New Jersey Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Roberto Roffo

Roberto Roffo
Vice President and Portfolio Manager

March 3, 2000

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                          6 Month        12 Month      Since Inception  Standardized
As of January 31, 2000                                                 Total Return    Total Return     Total Return    30-Day Yield
====================================================================================================================================
ML New Jersey Municipal Bond Fund Class A Shares                          -6.12%           -8.84%         +68.27%          4.93%
------------------------------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class B Shares                          -6.36            -9.30          +60.43           4.62
------------------------------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class C Shares                          -6.50            -9.48          +21.77           4.53
------------------------------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class D Shares                          -6.17            -8.93          +25.22           4.84
====================================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 8/31/90 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                            % Return Without     % Return With
                                              Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/99                             -6.33%              -10.08%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                       +5.16               + 4.31
--------------------------------------------------------------------------------
Inception (8/31/90)
through 12/31/99                                +5.90               + 5.44
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

================================================================================
                                              % Return               % Return
                                            Without CDSC             With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/99                            -6.80%                -10.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                      +4.63                 + 4.63
--------------------------------------------------------------------------------
Inception (8/31/90)
through 12/31/99                               +5.36                 + 5.36
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return             % Return
                                              Without CDSC           With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/99                              -6.81%               -7.68%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                        +4.53                +4.53
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                 +4.19                +4.19
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return Without      % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/99                             -6.33%              -10.07%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                       +5.08               + 4.23
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                +4.74               + 3.92
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey -- 99.3%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 3,000    Cape May County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                               Bonds (Atlantic City Electric Company Project), AMT, Series A, 7.20% due 11/01/2029 (e)(i)  $  3,236
------------------------------------------------------------------------------------------------------------------------------------
                               East Orange, New Jersey, Board of Education, COP (d)**:
AAA       Aaa         2,845      5.216% due 8/01/2021                                                                           748
AAA       Aaa         1,400      5.235% due 8/01/2023                                                                           324
AAA       Aaa         2,850      5.38% due 2/01/2028                                                                            493
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           645    Edison Township, New Jersey, Board of Education, COP, 4.75% due 12/15/2018 (d)                   545
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,685    Essex County, New Jersey, Improvement Authority Revenue Bonds (Riverbank Park Project),
                               4.625% due 9/01/2018 (e)                                                                       1,404
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,225    Essex County, New Jersey, Improvement Authority, Revenue Refunding Bonds, Senior Citizen
                               Housing (Jewish Federation Project), 5.10% due 6/01/2029 (c)                                   1,034
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         2,500    Essex County, New Jersey, Utilities Authority, Solid Waste Revenue Refunding Bonds,
                               Series A, 4.875% due 4/01/2018 (d)                                                             2,154
------------------------------------------------------------------------------------------------------------------------------------
                               Evesham, New Jersey, Municipal Utilities Authority, Revenue Refunding Bonds, Series A (e):
NR*       Aaa         1,335      5.50% due 7/01/2004                                                                          1,370
NR*       Aaa         1,340      5.50% due 7/01/2005                                                                          1,375
NR*       Aaa         1,490      5.50% due 7/01/2007                                                                          1,525
NR*       Aaa         1,575      5.50% due 7/01/2008                                                                          1,609
NR*       Aaa         1,660      6% due 7/01/2009                                                                             1,751
NR*       Aaa         1,155      6.125% due 7/01/2010                                                                         1,230
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,250    Landis, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, CARS, 6.60%
                               due 9/19/2019 (b)(g)                                                                           3,059
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aaa         1,000    Middlesex County, New Jersey, Improvement Authority, Revenue Refunding Bonds
                               (Educational Services Commission Projects), 4.875% due 9/15/2019                                 857
------------------------------------------------------------------------------------------------------------------------------------
NR*       VMIG1+      1,200    New Jersey EDA, Dock Facility Revenue Refunding Bonds (Bayonne/IMTT Project), VRDN,
                               Series C, 3.60% due 12/01/2027 (h)                                                             1,200
------------------------------------------------------------------------------------------------------------------------------------
A+        NR*           450    New Jersey EDA, Economic Development Revenue Refunding Bonds (Health Village
                               96 Project), 6% due 5/01/2006 (f)                                                                471
------------------------------------------------------------------------------------------------------------------------------------
A1+c      VMIG1+      1,400    New Jersey EDA, Natural Gas Facilities Revenue Bonds (New Jersey Natural Gas Co. Project),
                               VRDN, AMT, Series B, 3.50% due 8/01/2030 (a)(h)                                                1,400
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
CARS     Complementary Auction Rate Securities
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts
VRDN     Variable Rate Demand Notes

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey (continued)
------------------------------------------------------------------------------------------------------------------------------------
A1+c      VMIG1+    $ 2,600    New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (New Jersey Natural
                               Gas Co. Project), VRDN, AMT, Series A, 3.65% due 8/01/2030 (a)(h)                           $  2,600
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Revenue Bonds (Transportation Project), Sub-Lease (d):
AAA       Aaa         2,000      Series A, 6% due 5/01/2016                                                                   2,030
AAA       Aaa         7,000      Series B, 5.75% due 5/01/2010                                                                7,240
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care Corporation), 6.50%
                               due 7/01/2024 (d)                                                                              2,552
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT:
BB        Ba2         6,525      6.40% due 9/15/2023                                                                          5,922
BB        Ba2         3,630      5.50% due 4/01/2028                                                                          2,811
BB        Ba2         1,000      6.25% due 9/15/2029                                                                            878
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                               due 6/15/2020 (a)                                                                              5,122
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
AAA       Aaa         2,500      (Centrastate Medical Center Obligation Group), 4.50% due 7/01/2028 (a)                       1,887
BBB-      Baa2        4,980      (Englewood Hospital and Medical Center), 6.75% due 7/01/2024                                 4,518
AAA       Aaa         2,500      (Hackensack University Medical Center), Series B, 5.20% due 1/01/2028 (e)                    2,141
AAA       Aaa         1,225      (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (d)                           1,055
BBB-      Baa3        1,500      (Trinitas Hospital Obligation Group), 7.375% due 7/01/2015                                   1,471
BBB-      Baa3        1,500      (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                    1,453
AAA       Aaa         3,750      (Virtua Health Issue), 4.50% due 7/01/2028 (d)                                               2,830
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority Revenue Bonds:
AA+       Aaa         2,000      (Institute for Advanced Study), Series G, 5% due 7/01/2028                                   1,683
AAA       Aaa         2,875      (William Peterson University), Series D, 5.125% due 7/01/2019 (a)                            2,564
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
AA+       Aaa           230      (Institute of Advanced Study), Series F, 5% due 7/01/2021                                      197
AAA       Aaa         1,000      (Seton Hall University Project), 5% due 7/01/2018 (a)                                          885
------------------------------------------------------------------------------------------------------------------------------------
AA+       Aa1         1,620    New Jersey State, GO, 4.50% due 2/01/2016                                                      1,358
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,495    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT,
                               Series M, 7% due 10/01/2026 (e)                                                                3,657
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Refunding
                               Bonds, AMT, Series X, 5.25% due 10/01/2018 (e)                                                 1,777
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    New Jersey State Transit Corporation, COP (Federal Transit Administration Grants), Series A,
                               6.125% due 9/15/2014 (a)                                                                       5,152
------------------------------------------------------------------------------------------------------------------------------------
                               New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation
                               System, Series A:
AA-       Aa2         1,000      5% due 6/15/2014                                                                               918
AA-       Aa2         3,800      5% due 6/15/2017                                                                             3,382
AAA       Aaa         2,500      5% due 6/15/2018 (d)                                                                         2,209
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa        14,700    New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds, RITR,
                               Series RI, 7.995% due 6/15/2014 (e)(g)                                                        14,820
------------------------------------------------------------------------------------------------------------------------------------
A1+c      VMIG1+      3,600    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, VRDN, Series D,
                               3% due 1/01/2018 (b)(h)                                                                        3,600
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         1,950    Pleasantville, New Jersey, School District, GO, 5% due 2/15/2020 (e)                           1,684
------------------------------------------------------------------------------------------------------------------------------------
                               South Brunswick Township, New Jersey, Board of Education, GO (b):
AAA       Aaa         1,215      6.40% due 8/01/2005 (f)                                                                      1,296
AAA       Aaa         1,820      5.625% due 12/01/2010                                                                        1,862
AAA       Aaa         1,875      5.625% due 12/01/2011                                                                        1,905
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's    Face
Ratings   Ratings    Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 2,000    South Jersey Port Corporation, New Jersey, Revenue Refunding Bonds (Marine Terminal),
                               Series J, 5% due 1/01/2020 (e)                                                              $  1,717
------------------------------------------------------------------------------------------------------------------------------------
BBB-      NR*         1,040    South Jersey Transportation Authority, New Jersey, Lease Revenue Bonds (Raytheon Aircraft
                               Service, Inc. Project), AMT, 6.15% due 1/01/2022                                                 931
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,705    South Jersey Transportation Authority, New Jersey, Transportation System Revenue Refunding
                               Bonds, 5% due 11/01/2018 (a)                                                                   3,268
------------------------------------------------------------------------------------------------------------------------------------
                               Union County, New Jersey, Utilities Authority Revenue Refunding Bonds:
AAA       Aaa         2,000      County Deficiency, AMT, Series A-2, 5% due 6/15/2028 (a)                                     1,642
AA+       Aaa           500      County Deficiency, Series C-2, 5% due 6/15/2028                                                419
AAA       Aaa         1,000      (Ogden Martin System of Union), Senior Lease, AMT, Series A, 5% due 6/01/2015 (a)              897
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,140    Wall Township, New Jersey, School District, GO, 4.50% due 7/15/2017 (d)                        1,765
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 New York -- 3.4%
------------------------------------------------------------------------------------------------------------------------------------
AA-       A1          3,250    Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                               72nd Series, 7.35% due 10/01/2027                                                              3,477
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,000    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                               (JFK International Air Terminal LLC), RIB, AMT, Series 157, 7.97% due 12/01/2022 (e)(g)          902
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania -- 3.4%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                               due 1/01/2015 (d)                                                                              4,507
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $145,900) -- 106.1%                                                                              138,769
Variation Margin on Financial Futures Contracts*** -- 0.1%                                                                      146
Liabilities in Excess of Other Assets -- (6.2%)                                                                              (8,143)
                                                                                                                           --------
Net Assets -- 100.0%                                                                                                       $130,772
                                                                                                                           ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHA Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2000.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2000.
(i) All or a portion of security held as collateral in connection with open financial futures contracts.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
***   Financial futures contracts sold as of January 31, 2000 were as follows:

      --------------------------------------------------------------------------
                                                                  (in Thousands)
      --------------------------------------------------------------------------
       Number of                             Expiration
       Contracts         Issue                   Date                Value
      --------------------------------------------------------------------------
         203        US Treasury Bonds         March 2000            $18,720
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price -- $18,327)                             $18,720
      --------------------------------------------------------------------------
      +     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2000

Assets:           Investments, at value (identified cost -- $145,900,127) .........................                   $ 138,768,666
                  Receivables:
                    Securities sold ...............................................................   $ 9,963,676
                    Interest ......................................................................     1,680,824
                    Variation margin ..............................................................       145,906
                    Beneficial interest sold ......................................................        77,008        11,867,414
                                                                                                      -----------
                  Prepaid registration fees and other assets ......................................                          12,325
                                                                                                                      -------------
                  Total assets ....................................................................                     150,648,405
                                                                                                                      -------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                    Securities purchased ..........................................................    19,194,353
                    Beneficial interest redeemed ..................................................       326,213
                    Dividends to shareholders .....................................................       123,409
                    Investment adviser ............................................................        58,125
                    Distributor ...................................................................        41,116        19,743,216
                                                                                                      -----------
                  Accrued expenses and other liabilities ..........................................                         133,665
                                                                                                                      -------------
                  Total liabilities ...............................................................                      19,876,881
                                                                                                                      -------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ......................................................................                   $ 130,771,524
                                                                                                                      =============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets        Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:       shares authorized ...............................................................                   $     255,682
                  Class B Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized ...............................................................                         943,725
                  Class C Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized ...............................................................                          89,566
                  Class D Shares of beneficial interest, $.10 par value, unlimited number of
                  shares authorized ...............................................................                          84,975
                  Paid-in capital in excess of par ................................................                     144,271,955
                  Accumulated realized capital losses on investments -- net .......................                      (7,349,762)
                  Unrealized depreciation on investments -- net ...................................                      (7,524,617)
                                                                                                                      -------------
                  Net assets ......................................................................                   $ 130,771,524
                                                                                                                      =============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:  Class A -- Based on net assets of $24,334,893 and 2,556,817 shares
                  of beneficial interest outstanding ..............................................                   $        9.52
                                                                                                                      =============
                  Class B -- Based on net assets of $89,823,043 and 9,437,245 shares
                  of beneficial interest outstanding ..............................................                   $        9.52
                                                                                                                      =============
                  Class C -- Based on net assets of $8,521,988 and 895,663 shares
                  of beneficial interest outstanding ..............................................                   $        9.51
                                                                                                                      =============
                  Class D -- Based on net assets of $8,091,600 and 849,753 shares
                  of beneficial interest outstanding ..............................................                   $        9.52
                                                                                                                      =============
------------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Statement of Operations

                                                                                                            For the Six Months Ended
                                                                                                                    January 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:      Interest and amortization of premium and discount earned ........................               $ 4,267,926
------------------------------------------------------------------------------------------------------------------------------------
Expenses:               Investment advisory fees ........................................................  $ 406,321
                        Account maintenance and distribution fees -- Class B ............................    255,517
                        Professional fees ...............................................................     35,248
                        Account maintenance and distribution fees -- Class C ............................     27,580
                        Printing and shareholder reports ................................................     24,612
                        Transfer agent fees -- Class B ..................................................     23,782
                        Accounting services .............................................................     18,186
                        Custodian fees ..................................................................      6,362
                        Transfer agent fees -- Class A ..................................................      5,081
                        Trustees' fees and expenses .....................................................      4,980
                        Account maintenance fees -- Class D .............................................      4,573
                        Pricing fees ....................................................................      4,355
                        Transfer agent fees -- Class C ..................................................      2,056
                        Transfer agent fees -- Class D ..................................................      1,707
                        Registration fees ...............................................................      1,545
                        Other ...........................................................................      2,134
                                                                                                           ---------
                        Total expenses ..................................................................                  824,039
                                                                                                                        -----------
                        Investment income -- net ........................................................                 3,443,887
                                                                                                                        -----------
------------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-      Realized loss on investments -- net .............................................                (5,391,331)
ized Loss on            Change in unrealized appreciation/depreciation on investments -- net ............                (7,827,630)
Investments -- Net:                                                                                                     -----------
                        Net Decrease in Net Assets Resulting from Operations ............................               $(9,775,074)
                                                                                                                        ===========
------------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Statements of Changes in Net Assets

                                                                                                         For the Six       For the
                                                                                                        Months Ended     Year Ended
                                                                                                         January 31,      July 31,
Increase (Decrease) in Net Assets:                                                                          2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income -- net ....................................................   $ 3,443,887    $  7,536,326
                        Realized gain (loss) on investments -- net ..................................    (5,391,331)      5,241,434
                        Change in unrealized appreciation/depreciation on investments -- net ........    (7,827,630)    (10,792,746)
                                                                                                       ------------    ------------
                        Net increase (decrease) in net assets resulting from operations .............    (9,775,074)      1,985,014
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Dividends &             Investment income -- net:
Distributions to          Class A ...................................................................      (688,074)     (1,502,506)
Shareholders:             Class B ...................................................................    (2,324,346)     (5,223,571)
                          Class C ...................................................................      (204,703)       (374,099)
                          Class D ...................................................................      (226,764)       (436,150)
                        Realized gain on investments -- net:
                          Class A ...................................................................      (485,989)       (624,592)
                          Class B ...................................................................    (1,793,327)     (2,460,892)
                          Class C ...................................................................      (168,955)       (172,401)
                          Class D ...................................................................      (160,686)       (198,232)
                                                                                                       ------------    ------------
                        Net decrease in net assets resulting from dividends and distributions
                        to shareholders .............................................................    (6,052,844)    (10,992,443)
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net decrease in net assets derived from beneficial
Transactions:           interest transactions .......................................................   (17,155,324)     (1,135,156)
                                                                                                       ------------    ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total decrease in net assets ................................................   (32,983,242)    (10,142,585)
                        Beginning of period .........................................................   163,754,766     173,897,351
                                                                                                       ------------    ------------
                        End of period ...............................................................  $130,771,524    $163,754,766
                                                                                                       ============    ============
------------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Financial Highlights

                                                                                                     Class A
                                                                           ---------------------------------------------------------
                                                                            For the
The following per share data and ratios have been derived                  Six Months
from information provided in the financial statements.                        Ended              For the Year Ended July 31,
                                                                             Jan. 31   ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .............. $ 10.60     $ 11.16     $ 11.15     $ 10.69     $ 10.71
Operating                                                                   -------    --------    --------    --------    --------
Performance:            Investment income -- net ..........................     .25         .52         .58         .57         .58
                        Realized and unrealized gain (loss) on
                        investments -- net ................................    (.90)       (.34)        .02         .46        (.02)
                                                                            -------    --------    --------    --------    --------
                        Total from investment operations ..................    (.65)        .18         .60        1.03         .56
                                                                            -------    --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income -- net ........................    (.25)       (.52)       (.58)       (.57)       (.58)
                          Realized gain on investments -- net .............    (.18)       (.22)         --          --          --
                          In excess of realized gain on
                          investments -- net ..............................      --          --        (.01)         --          --
                                                                            -------    --------    --------    --------    --------
                        Total dividends and distributions .................    (.43)       (.74)       (.59)       (.57)       (.58)
                                                                            -------    --------    --------    --------    --------
                        Net asset value, end of period .................... $  9.52     $ 10.60     $ 11.16     $ 11.15     $ 10.69
                                                                            =======    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ................  (6.12%)+     1.50%       5.51%       9.95%       5.32%
Return:**                                                                   =======    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses ..........................................    .72%*       .75%        .69%        .70%        .71%
Average                                                                     =======    ========    ========    ========    ========
Net Assets:             Investment income -- net ..........................   5.04%*      4.71%       5.17%       5.29%       5.36%
                                                                            =======    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .......... $24,335    $ 30,480    $ 32,571    $ 39,343    $ 38,173
Data:                                                                       =======    ========    ========    ========    ========
                        Portfolio turnover ................................  61.57%     120.46%      57.00%      54.02%      60.21%
                                                                            =======    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Financial Highlights (continued)

                                                                                                     Class B
                                                                           ---------------------------------------------------------
                                                                            For the
The following per share data and ratios have been derived                  Six Months
from information provided in the financial statements.                        Ended              For the Year Ended July 31,
                                                                             Jan. 31   ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999       1998         1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period ............. $  10.60     $ 11.16    $  11.15    $  10.69    $  10.71
Operating                                                                  --------    --------    --------    --------    --------
Performance:            Investment income -- net .........................      .23         .46         .52         .52         .52
                        Realized and unrealized gain (loss) on
                        investments -- net ...............................     (.90)       (.34)        .02         .46        (.02)
                                                                           --------    --------    --------    --------    --------
                        Total from investment operations .................     (.67)        .12         .54         .98         .50
                                                                           --------    --------    --------    --------    --------
                        Less dividends and distributions:
                          Investment income -- net .......................     (.23)       (.46)       (.52)       (.52)       (.52)
                          Realized gain on investments -- net ............     (.18)       (.22)         --          --          --
                          In excess of realized gain on
                          investments -- net .............................       --          --        (.01)         --          --
                                                                           --------    --------    --------    --------    --------
                        Total dividends and distributions ................     (.41)       (.68)       (.53)       (.52)       (.52)
                                                                           --------    --------    --------    --------    --------
                        Net asset value, end of period ...................   $ 9.52    $  10.60    $  11.16    $  11.15    $  10.69
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ...............   (6.36%)+      .99%       4.98%       9.39%       4.77%
Return:**                                                                  ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses .........................................    1.22%*      1.26%       1.20%       1.21%       1.21%
Average                                                                    ========    ========    ========    ========    ========
Net Assets:             Investment income -- net .........................    4.54%*      4.21%       4.66%       4.78%       4.85%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) ......... $ 89,823    $113,869    $126,606    $137,485    $149,455
Data:                                                                      ========    ========    ========    ========    ========
                        Portfolio turnover ...............................   61.57%     120.46%      57.00%      54.02%      60.21%
                                                                           ========    ========    ========    ========    ========
------------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Financial Highlights (continued)

                                                                                                     Class C
                                                                           ---------------------------------------------------------
                                                                            For the
The following per share data and ratios have been derived                  Six Months
from information provided in the financial statements.                        Ended              For the Year Ended July 31,
                                                                             Jan. 31   ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999       1998         1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period .............  $ 10.60    $  11.16     $ 11.14     $ 10.69     $ 10.71
Operating                                                                   -------    --------     -------     -------     -------
Performance:            Investment income -- net .........................      .22         .45         .51         .50         .51
                        Realized and unrealized gain (loss) on
                        investments -- net ...............................     (.91)       (.34)        .03         .45        (.02)
                                                                            -------    --------     -------     -------     -------
                        Total from investment operations .................     (.69)        .11         .54         .95         .49
                                                                            -------    --------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income--net .........................     (.22)       (.45)       (.51)       (.50)       (.51)
                          Realized gain on investments--net ..............     (.18)       (.22)         --          --          --
                          In excess of realized gain on
                          investments -- net .............................       --          --        (.01)         --          --
                                                                            -------    --------     -------     -------     -------
                        Total dividends and distributions ................     (.40)       (.67)       (.52)       (.50)       (.51)
                                                                            -------    --------     -------     -------     -------
                        Net asset value, end of period ...................  $  9.51    $  10.60     $ 11.16     $ 11.14     $ 10.69
                                                                            =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share ...............   (6.50%)+      .89%       4.96%       9.18%       4.66%
Return:**                                                                   =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses .........................................    1.32%*      1.36%       1.30%       1.31%       1.32%
Average                                                                     =======    ========     =======     =======     =======
Net Assets:             Investment income -- net .........................    4.44%*      4.09%       4.56%       4.68%       4.76%
                                                                            =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands) .........  $ 8,522    $  9,585     $ 7,252     $ 5,088     $ 4,179
Data:                                                                       =======    ========     =======     =======     =======
                        Portfolio turnover ...............................   61.57%     120.46%      57.00%      54.02%      60.21%
                                                                            =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.
      **    Total investment returns exclude the effects of sales charges.
      +     Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                     Class D
                                                                           ---------------------------------------------------------
                                                                            For the
The following per share data and ratios have been derived                  Six Months
from information provided in the financial statements.                        Ended              For the Year Ended July 31,
                                                                             Jan. 31   ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                       2000        1999       1998         1997        1996
------------------------------------------------------------------------------------------------------------------------------------
Per Share               Net asset value, beginning of period                $ 10.60    $  11.17     $ 11.15     $ 10.70     $ 10.71
Operating                                                                   -------    --------     -------     -------     -------
Performance:            Investment income -- net                                .25         .51         .57         .56         .57
                        Realized and unrealized gain (loss) on
                        investments -- net                                     (.90)       (.35)        .03         .45        (.01)
                                                                            -------    --------     -------     -------     -------
                        Total from investment operations                       (.65)        .16         .60        1.01         .56
                                                                            -------    --------     -------     -------     -------
                        Less dividends and distributions:
                          Investment income -- net                             (.25)       (.51)       (.57)       (.56)       (.57)
                                                                            -------    --------     -------     -------     -------
                          Realized gain on investments -- net                  (.18)       (.22)         --          --          --
                                                                            -------    --------     -------     -------     -------
                          In excess of realized gain on
                          investments -- net                                     --          --        (.01)         --          --
                                                                            -------    --------     -------     -------     -------
                        Total dividends and distributions                      (.43)       (.73)       (.58)       (.56)       (.57)
                                                                            -------    --------     -------     -------     -------
                        Net asset value, end of period                      $  9.52    $  10.60     $ 11.17     $ 11.15     $ 10.70
                                                                            =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Total Investment        Based on net asset value per share                   (6.17%)+     1.31%       5.50%       9.73%       5.31%
Return:**                                                                   =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Ratios to               Expenses                                               .82%*       .85%        .79%        .80%        .80%
Average                                                                     =======    ========     =======     =======     =======
Net Assets:             Investment income -- net                              4.95%*      4.60%       5.07%       5.19%       5.27%
                                                                            =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)            $ 8,092    $  9,821     $ 7,468     $ 4,625     $ 3,652
Data:                                                                       =======    ========     =======     =======     =======
                        Portfolio turnover                                   61.57%     120.46%      57.00%      54.02%      60.21%
                                                                            =======    ========     =======     =======     =======
------------------------------------------------------------------------------------------------------------------------------------

      *     Annualized.

      **    Total investment returns exclude the effects of sales charges.

      +     Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch New Jersey Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Manage- ment, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ..................................            .25%              .25%
Class C ..................................            .25%              .35%
Class D ..................................            .10%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     MLFD         MLPF&S
--------------------------------------------------------------------------------
Class A ......................................      $   33        $  438
Class D ......................................      $1,298        $8,554
--------------------------------------------------------------------------------

For the six months ended January 31, 2000, MLPF&S received contingent deferred sales charges of $114,991 and $1,989 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2000 were $88,484,213 and $105,677,420, respectively.

Net realized gains (losses) for the six months ended January 31, 2000 and net unrealized losses as of January 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                Realized      Unrealized
                                             Gains (Losses)     Losses
--------------------------------------------------------------------------------
Long-term investments .....................   $(6,303,511)   $(7,131,461)
Financial futures contracts ...............       912,180       (393,156)
                                              -----------    -----------
Total .....................................   $(5,391,331)   $(7,524,617)
                                              ===========    ===========
--------------------------------------------------------------------------------

As of January 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $7,131,461, of which $711,721 related to appreciated securities and $7,843,182 related to depreciated securities. The aggregate cost of investments at January 31, 2000 for Federal income tax purposes was $145,900,127.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $17,155,324 and $1,135,156 for the six months ended January 31, 2000 and for the year ended July 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                  Dollar
Ended January 31, 2000                               Shares        Amount
--------------------------------------------------------------------------------
Shares sold ....................................     33,203    $   337,144
Shares issued to share-
holders in reinvestment of
dividends and distributions ....................     66,122        650,007
                                                   --------    -----------
Total issued ...................................     99,325        987,151
Shares redeemed ................................   (418,387)    (4,212,363)
                                                   --------    -----------
Net decrease ...................................   (319,062)   $(3,225,212)
                                                   ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                       Dollar
Ended July 31, 1999                                 Shares        Amount
--------------------------------------------------------------------------------
Shares sold .....................................  240,370    $ 2,645,122
Shares issued to share-
holders in reinvestment of
dividends and distributions .....................  101,677      1,125,507
                                                  --------    -----------
Total issued ....................................  342,047      3,770,629
Shares redeemed ................................. (384,364)    (4,235,146)
                                                  --------    -----------
Net decrease ....................................  (42,317)   $  (464,517)
                                                  ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                 Dollar
Ended January 31, 2000                              Shares        Amount
--------------------------------------------------------------------------------
Shares sold ...................................    268,714   $  2,712,856
Shares issued to share-
holders in reinvestment of
dividends and distributions ...................    209,763      2,063,854
                                                ----------   ------------
Total issued ..................................    478,477      4,776,710
Automatic conversion
of shares .....................................     (8,189)       (82,919)
Shares redeemed ............................... (1,776,534)   (17,787,324)
                                                ----------   ------------
Net decrease .................................. (1,306,246)  $(13,093,533)
                                                ==========   ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                       Dollar
Ended July 31, 1999                                 Shares        Amount
--------------------------------------------------------------------------------
Shares sold ...................................   2,027,650   $ 22,635,018
Shares issued to share-
holders in reinvestment of
dividends and distributions ...................     363,509      4,025,694
                                                 ----------   ------------
Total issued ..................................   2,391,159     26,660,712
Automatic conversion
of shares .....................................     (28,941)      (319,927)
Shares redeemed ...............................  (2,961,623)   (32,803,526)
                                                 ----------   ------------
Net decrease ..................................    (599,405)  $ (6,462,741)
                                                 ==========   ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                 Dollar
Ended January 31, 2000                              Shares        Amount
--------------------------------------------------------------------------------
Shares sold ...................................      84,786    $   864,409
Shares issued to share-
holders in reinvestment of
dividends and distributions ...................      26,390        259,586
                                                   --------    -----------
Total issued ..................................     111,176      1,123,995
Shares redeemed ...............................    (120,181)    (1,201,050)
                                                   --------    -----------
Net decrease ..................................      (9,005)   $   (77,055)
                                                   ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                       Dollar
Ended July 31, 1999                                 Shares        Amount
--------------------------------------------------------------------------------
Shares sold .....................................   501,480    $ 5,578,896
Shares issued to share-
holders in reinvestment of
dividends and distributions .....................    35,070        387,666
                                                   --------    -----------
Total issued ....................................   536,550      5,966,562
Shares redeemed .................................  (281,832)    (3,090,534)
                                                   --------    -----------
Net increase ....................................   254,718    $ 2,876,028
                                                   ========    ===========
--------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                 Dollar
Ended January 31, 2000                              Shares        Amount
--------------------------------------------------------------------------------
Shares sold .....................................    76,571    $   772,848
Automatic conversion
of shares .......................................     8,187         82,919
Shares issued to share-
holders in reinvestment of
dividends and distributions .....................    17,743        174,932
                                                   --------    -----------
Total issued ....................................   102,501      1,030,699
Shares redeemed .................................  (178,907)    (1,790,223)
                                                   --------    -----------
Net decrease ....................................   (76,406)   $  (759,524)
                                                   ========    ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                       Dollar
Ended July 31, 1999                                 Shares        Amount
--------------------------------------------------------------------------------
Shares sold                                         342,639    $ 3,854,415
Automatic conversion of
shares                                               28,924        319,927
Shares issued to share-
holders in reinvestment of
dividends and distributions                          28,371        313,589
                                                   --------    -----------
Total issued                                        399,934      4,487,931
Shares redeemed                                    (142,577)    (1,571,857)
                                                   --------    -----------
Net increase                                        257,357    $ 2,916,074
                                                   ========    ===========
--------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund                    January 31, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Roberto Roffo, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Robert R. Martin, Trustee of Merrill Lynch New Jersey Municipal Bond Fund has recently retired. The Fund's Board of Trustees wishes Mr. Martin well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch New Jersey
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #11298--1/00

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